INTANGIBLE	6 Months Ended
Jun. 30, 2020
INTANGIBLE
INTANGIBLE

16.INTANGIBLE

16.1.Goodwill and intangible assets with indefinite useful life

	June 30,	December 31,
	2020	2019
Vale Florestar	45,435	45,435
FACEPA	119,332	119,332
Fibria	7,897,051	7,897,051
Other (1)	1,196	1,196
	8,063,014	8,063,014
1)	Refer to other intangible assets with indefinite useful life such as servitude and electricity.

The goodwill is based on expected future profitability supported by valuation reports, after purchase price allocation.

Goodwill are allocated to cash-generating units as presented in Note 28.4.

As a result of disclosed in note 1.2.1., which deals with the effects arising from COVID19, the Company reassessed the main assumptions used in the impairment test of the intangible disclosed in the financial statements of December 31, 2019 and concluded that there were no significant changes in the assumptions compared to the six-month period ended June 30, 2020. Therefore, Management understands that it is not necessary to carry out the impairment test of the intangible in this period.

For the six-month period ended June 30, 2020, the Company did not identify any impairment of intangible.

 16.2.Intangible assets with determined useful life

		June 30,	December 31,
		2020	2019
Beginning balance		9,649,789	180,311
Business combination			308,681
Additions		513	17,715
Fair value adjustment on business combination			702
Amortization		(491,593)	(74,332)
Fair value adjustment on business combination			10,159,550
Port concession			54,470
Lease agreements			44,371
Supplier agreements			172,094
Port services agreements			694,590
Cultivars			142,744
Customer portfolio			9,030,779
Software			20,502
Fair value adjustment on business combination - Amortization			(956,577)

Port concession			(2,147)
Lease agreements			(7,499)
Supplier agreements			(72,097)
Port services agreements			(29,362)
Cultivars			(20,392)
Customer portfolio			(820,980)
Software			(4,100)
Fair value adjustment on business combination - Amortization			(15,454)
Exchange rate variation			2,930
Transfers and others		3,374	26,263
Ending balance		9,162,083	9,649,789
	Average
Represented by	rate %
Non-compete agreement	5	1,810	2,150
Research and development agreement	19	70,457	74,643
Ports concession	4	214,431	219,256
Lease agreements	17	33,122	36,871
Supplier agreements	13 to 100	92,590	99,997
Port service contracts	4	656,166	665,228
Cultivars	14	112,156	122,352
Development and implementation of systems	20	1,534	1,687
Trademarks and patents	5 to 10	17,368	20,649
Customer portfolio	2.5 to 9	7,801,989	8,217,192
Supplier agreements	5	46,406	51,562
Software	20	107,277	135,668
Others		6,777	2,534
		9,162,083	9,649,789